Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ in Thousands	Nov. 22, 2018	Nov. 19, 2018	Nov. 07, 2018	Oct. 11, 2018
Loan Agreement dated September 11, 2015 [Member]
Subsequent Events [Abstract]
Installment payment				$ 1,552
Sale and Leaseback Agreement [Member]
Subsequent Events [Abstract]
Sale and leaseback			$ 23,500
Term of charter contract			5 years
Interest rate			4.69%
Term of sale and leaseback agreement			5 years
Purchase obligation			$ 13,500
Issuance of common stock (in shares)			1,800,000
Loan Agreement Amended September 25, 2017 [Member]
Subsequent Events [Abstract]
Outstanding balance			$ 15,700
Gladiatorship [Member]
Subsequent Events [Abstract]
Proceeds from sale of vessel				$ 9,505
Guardianship [Member]
Subsequent Events [Abstract]
Proceeds from sale of vessel		$ 10,332
Fellowship [Member]
Subsequent Events [Abstract]
Gross daily rate	$ 17,150